Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
REVENUES, NET	$ 119,971,638	$ 123,994,053	$ 120,199,193
COST OF GOODS SOLD	116,132,823	119,115,636	116,597,751
GROSS PROFIT	3,838,815	4,878,417	3,601,442
SELLING EXPENSES	1,534,200	934,223	1,266,025
GENERAL AND ADMINISTRATIVE EXPENSES	3,339,954	3,348,112	5,137,741
STOCK BASED COMPENSATION			10,360,000
TOTAL OPERATING EXPENSES	4,874,154	4,282,335	16,763,766
INCOME (LOSS) FROM OPERATIONS	(1,035,339)	596,082	(13,162,324)
OTHER INCOME (EXPENSES):
INTEREST INCOME	92,834	197,763	31,582
INVESTMENT LOSS		(1,607,537)	(2,402,376)
OTHER INCOME (EXPENSES)	(8,155)	(13,377)	92,358
LOSS BEFORE INCOME TAXES	(950,660)	(827,069)	(15,440,760)
PROVISION FOR INCOME TAXES	503,524	(41,363)	394,541
NET LOSS FROM CONTINUING OPERATIONS	(1,454,184)	(785,706)	(15,835,301)
NET LOSS FROM DISCONTINUED OPERATIONS, NET OF TAXES	(4,103,718)	(3,448,536)	(5,303,476)
GAIN OF DIVESTITURE JIUXIN INVESTMENT	15,757,753
NET GAIN(LOSS) FROM DISCONTINUED OPREATIONS, NET OF TAX	11,654,035	(3,448,536)	(5,303,476)
NET INCOME (LOSS)	10,199,851	(4,234,242)	(21,138,777)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST	5,384	(14)	(252)
NET INCOME (LOSS) ATTRIBUTABLE TO RIDGETECH, INC.	10,194,467	(4,234,228)	(21,138,525)
NET INCOME (LOSS) ATTRIBUTABLE TO RIDGETECH, INC. FROM CONTINUING OPERATIONS	(1,454,184)	(785,706)	(15,835,301)
NET INCOME (LOSS) ATTRIBUTABLE TO RIDGETECH, INC. FROM DISCONTINUED OPERATIONS	11,648,651	(3,448,522)	(5,303,224)
OTHER COMPREHENSIVE LOSS
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(1,204,966)	(729,373)	(2,617,857)
COMPREHENSIVE INCOME (LOSS)	$ 8,994,885	$ (4,963,615)	$ (23,756,634)
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic (in Shares)	5,543,118	1,444,263	509,828
Diluted (in Shares)	5,543,118	1,444,263	509,828
INCOME (LOSS) PER SHARE:
Basic (in Dollars per share)	$ 1.84	$ (2.93)	$ (41.46)
Diluted (in Dollars per share)	$ 1.84	$ (2.93)	$ (41.46)